UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05989 )

Exact name of registrant as specified in charter: Putnam Utilities Growth and Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam Utilities Growth and Income Fund

The fund's portfolio
1/31/06 (Unaudited)

COMMON STOCKS (91.1%)(a)
	Shares	Value

Cable Television (0.6%)

PanAmSat Holding Corp.	112,918	$2,792,462
Rogers Communications Class B (Canada)	12,400	543,517

		3,335,979

Electric Utilities (50.7%)

Alliant Energy Corp.	276,498	8,200,931
Consolidated Edison, Inc. (S)	80,201	3,770,249
Constellation Energy Group, Inc.	213,044	12,414,074
Dominion Resources, Inc. (S)	349,309	26,383,309
DPL, Inc.	196,551	5,039,568
Edison International	436,758	19,138,736
El Paso Electric Co. (NON)	114,840	2,351,923
Energy East Corp. (S)	230,547	5,729,093
Entergy Corp.	372,127	25,866,548
Exelon Corp.	620,952	35,655,064
FirstEnergy Corp.	296,061	14,832,656
FPL Group, Inc.	447,409	18,697,222
Great Plains Energy, Inc. (S)	118,974	3,394,328
Iberdrola SA (Spain)	139,543	3,969,491
Northeast Utilities	301,705	5,997,895
NSTAR	144,320	4,147,757
PG&E Corp. (S)	673,983	25,146,306
PPL Corp.	255,624	7,701,951
Progress Energy, Inc.	109,478	4,775,430
Public Service Enterprise Group, Inc.	121,804	8,479,994
Sierra Pacific Resources (NON)	629,697	8,312,000
Southern Co. (The) (S)	204,111	7,103,063
TXU Corp.	233,150	11,806,716
Wisconsin Energy Corp.	259,605	10,776,204

		279,690,508

Natural Gas Utilities (7.0%)

Equitable Resources, Inc.	214,994	7,933,279
KeySpan Corp.	58,000	2,083,360
Kinder Morgan, Inc.	41,745	4,017,956
MDU Resources Group, Inc.	243,240	8,805,288
Sempra Energy	245,210	11,782,341
Williams Cos., Inc. (The)	168,411	4,014,918

		38,637,142

Oil & Gas (1.1%)

Enbridge, Inc. (Canada)	74,796	2,374,773
Questar Corp.	48,738	3,971,172

		6,345,945

Power Producers (2.2%)

AES Corp. (The) (NON)	704,544	12,005,430

Publishing (0.1%)

Yellow Pages (Singapore), Ltd. (Singapore)	876,000	755,871

Regional Bells (3.7%)

BellSouth Corp. (S)	151,956	4,371,774
Telus Corp. (Canada)	151,503	5,946,128
Verizon Communications, Inc.	311,624	9,866,016

		20,183,918

Telecommunications (20.1%)

ALLTEL Corp.	18,067	1,084,562
American Tower Corp. Class A (NON)	137,707	4,260,655
BCE, Inc. (Canada)	588	14,152
CenturyTel, Inc.	62,047	2,066,165
China Mobile (Hong Kong), Ltd. (Hong Kong)	283,500	1,377,864
Comcast Corp. Class A (Special) (NON) (S)	43,000	1,191,960
Digi.com Berhad (Malaysia) (NON)	1,085,000	2,286,038
Fastweb (Italy) (NON)	77,839	3,770,723
France Telecom SA (France)	248,832	5,655,442
France Telecom SA 144A (France)	37,911	861,639
Hellenic Telecommunication Organization (OTE) SA (Greece) (NON)	307,768	7,114,508
Hellenic Telecommunication Organization (OTE) SA 144A (Greece) (NON)	82,900	1,916,355
Hutchinson Telecommunications International, Ltd. (Hong Kong) (NON)	911,800	1,539,865
Mobistar SA (Belgium)	57,079	4,293,111

Nextel Partners, Inc. Class A (NON) (S)	25,900	724,941
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	584	2,714,191
NTT DoCoMo, Inc. (Japan)	3,561	5,780,350
Partner Communications Co., Ltd. (Israel)	111,254	891,035
Singapore Telecommunications, Ltd. (Singapore)	1,183,000	1,851,969
Sprint Nextel Corp.	624,940	14,304,877
StarHub, Ltd. (Singapore)	1,929,000	2,579,926
StarHub, Ltd. 144A (Singapore)	652,000	872,012
Telecom Corp. of New Zealand, Ltd. (New Zealand)	727,917	2,821,383
Telefonica SA (Spain)	724,145	11,042,557
Telenor ASA (Norway)	534,008	5,356,289
Vodafone Group PLC (United Kingdom)	11,632,683	24,393,480

		110,766,049

Telephone (3.9%)

AT&T, Inc. (SEG)	354,718	9,204,932
Belgacom SA (Belgium)	42,846	1,318,690
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)	1,599,000	2,690,115
Koninklijke (Royal) KPN NV (Netherlands)	705,185	6,806,513
Koninklijke (Royal) KPN NV 144A (Netherlands)	70,000	675,647
PT Telekomunikasi (Indonesia)	799,000	536,985

		21,232,882

Water Utilities (1.7%)

Aqua America, Inc.	109,429	3,081,521
Southwest Water Co. (S)	105,399	1,642,116
Veolia Environnement (France)	91,205	4,613,095

		9,336,732

Total common stocks (cost $395,373,914)		$502,290,456

CORPORATE BONDS AND NOTES (4.2%)(a)
	Principal amount	Value

Electric Utilities (1.5%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	$165,000	$165,962
Appalachian Power Co. sr. notes Ser. K, 5s, 2017	100,000	94,857
CenterPoint Energy Houston Electric, LLC general ref. mtge. Ser. M2, 5 3/4s, 2014	50,000	50,798
Cleveland Electric Illuminating Co. (The) sec. notes Ser. D, 7.43s, 2009	95,000	101,657
Connecticut Light & Power Co. 1st mtge. Ser. D, 7 7/8s, 2024	430,000	543,128
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	585,000	577,951
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	50,000	49,423
DPL, Inc. sr. notes 6 7/8s, 2011	216,000	230,040
Duquesne Light Co. 1st mtge. Ser. O, 6.7s, 2012	275,000	295,405
Entergy Arkansas, Inc. 1st mtge. 5.4s, 2018	525,000	498,382
Florida Power Corp. 1st mtge. 5.9s, 2033	465,000	464,599
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	155,000	161,698
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	35,000	36,838
Kansas Gas & Electric bonds 5.647s, 2021	400,000	393,512
MidAmerican Energy Holdings Co. sr. notes 5 7/8s, 2012	420,000	429,142
Monongahela Power Co. 1st mtge. 5s, 2006	195,000	194,764
Nevada Power Co. 2nd mtge. 9s, 2013	47,000	52,026
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s, 2015	325,000	323,115
NiSource Finance Corp. company guaranty 5 1/4s, 2017	55,000	52,960
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	390,000	450,321
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	355,000	371,020
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	70,000	70,870
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	167,998	170,298
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007	10,000	10,401
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009	248,000	261,460
Public Service Co. of New Mexico sr. notes 4.4s, 2008	50,000	48,986
Public Service Electric & Gas Co. sec. notes 5s, 2014	610,000	595,553
Southern Power Co. sr. notes Ser. D, 4 7/8s, 2015	275,000	260,921
Tampa Electric Co. notes 6 7/8s, 2012	260,000	282,024
TransAlta Corp. notes 6 3/4s, 2012 (Canada)	815,000	866,074
Wisconsin Electric Power notes 4 1/2s, 2013	195,000	187,037

		8,291,222

Natural Gas Utilities (0.1%)

Atmos Energy Corp. notes 4.95s, 2014	70,000	67,038
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	120,000	132,481
National Fuel Gas Co. notes 5 1/4s, 2013	260,000	257,256
Texas Eastern Transmission LP sr. notes 7s, 2032	240,000	274,769

		731,544

Oil & Gas (0.1%)

Amerada Hess Corp. bonds 7 7/8s, 2029	215,000	261,200
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	55,000	55,060
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	80,000	96,223

		412,483

Power Producers (0.2%)

Mission Energy Holding Co. sec. notes 13 1/2s, 2008	975,000	1,126,125

Regional Bells (0.7%)

Ameritech Capital Funding company guaranty 6 1/4s, 2009	605,000	619,334
Telus Corp. notes 8s, 2011 (Canada)	570,000	636,810
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,495,000	2,563,805
Verizon New Jersey, Inc. debs. 8s, 2022	55,000	62,108

		3,882,057

Telecommunications (1.3%)

AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	160,000	209,667
Deutsche Telekom International Finance BV company guaranty 8 1/4s, 2030 (Germany)	815,000	1,016,765
Deutsche Telekom International Finance BV notes 5 1/4s, 2013 (Germany)	195,000	192,172
France Telecom notes 8 1/2s, 2031 (France)	490,000	640,331
France Telecom notes 7 3/4s, 2011 (France)	570,000	632,388
Sprint Capital Corp. company guaranty 7 5/8s, 2011	1,750,000	1,925,280
Sprint Capital Corp. company guaranty 6.9s, 2019	55,000	60,324
Sprint Capital Corp. company guaranty 6 7/8s, 2028	610,000	660,908
Sprint Capital Corp. notes 8 3/8s, 2012	45,000	51,919
Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg)	770,000	760,917
Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)	95,000	92,282
Telecom Italia Capital SA company guaranty 4s, 2010 (Luxembourg)	245,000	233,174
Telecom Italia Capital SA notes 5 1/4s, 2015 (Luxembourg)	790,000	770,250

		7,246,377

Telephone (0.3%)

Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)	275,000	334,610
Telefonica Europe BV company guaranty 7 3/4s, 2010 (Netherlands)	950,000	1,036,259

		1,370,869

Total corporate bonds and notes (cost $23,018,023)		$23,060,677

SHORT-TERM INVESTMENTS (13.3%)(a)
	Principal	Value
	amount/shares

Short-term investments held as collateral for loaned securities with yields ranging from 4.33% to
4.65% and due dates ranging from February 1, 2006 to March 24, 2006 (d)	$47,336,764	$47,314,095
Putnam Prime Money Market Fund (e)	26,041,624	26,041,624

Total short-term investments (cost $73,355,719)		$73,355,719

TOTAL INVESTMENTS
Total investments (cost $491,747,656 ) (b)		$598,706,852

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/06 (aggregate face value $9,897,655) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$200,761	$198,415	4/19/06	$2,346
British Pound	4,175,660	4,091,819	3/15/06	83,841
Danish Krone	1,421,833	1,379,288	3/15/06	42,545
Japanese Yen	1,364,531	1,377,311	2/15/06	(12,780)
Swedish Krona	1,536,619	1,474,227	3/15/06	62,392
Swiss Franc	1,400,512	1,376,595	3/15/06	23,917

Total				$202,261

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/06 (aggregate face value $33,823,755) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Canadian Dollar	$6,035,534	$5,883,595	4/19/2006	$(151,939)
Euro	11,479,793	11,155,615	3/15/2006	(324,178)
Hong Kong Dollar	4,884,926	4,888,300	2/15/2006	3,374
Japanese Yen	1,756,450	1,799,148	2/15/2006	42,698
New Zealand Dollar	2,062,983	2,088,083	4/19/2006	25,100
Norwegian Krone	4,177,490	4,114,987	3/15/2006	(62,503)
Singapore Dollar	4,060,077	3,894,027	2/15/2006	(166,050)

Total				$(633,498)

FUTURES CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Euro 90 day (Long)	64	$15,212,000	Jun-06	$(17,468)
Euro 90 day (Short)	64	15,225,600	Mar-07	17,739
U.S. Treasury Bond 10 yr (Long)	119	13,428,406	Mar-06	(43,675)
U.S. Treasury Note 2 yr (Short)	8	1,638,750	Mar-06	4,851
U.S. Treasury Note 5 yr (Long)	157	16,600,297	Mar-06	(114,540)
U.S. Treasury Note 10 yr (Short)	65	7,048,438	Mar-06	40,805

Total				$(112,288)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)

	Notional	Unrealized
	amount	appreciation
Agreement with Deutsche Bank AG on July 22, 2005, maturing on September 20, 2010, to receive quarterly 41 basis points times the notional amount. Upon a credit default event of France
Telecomm, 7.25%, 1/28/2013, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of France Telecomm, 7.25%,
1/28/2013.	$680,000	$727

NOTES

(a) Percentages indicated are based on net assets of $551,256,187.

(b) The aggregate identified cost on a tax basis is $492,877,058, resulting in gross unrealized appreciation and depreciation of $119,881,226, and $14,051,432, respectively, or net unrealized appreciation of $105,829,794.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at January 31, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2006, the value of securities loaned amounted to $45,849,427. The fund received cash collateral of $47,314,095 which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $248,536 for the period ended January 31, 2006. During the period ended January 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $59,039,360 and $50,359,629, respectively.

At January 31, 2006, liquid assets totaling $22,007,916 have been designated as collateral for open swap contracts and futures contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2006: (as a percentage of Portfolio Value)

Belgium	1.0%
Canada	1.9
France	2.3
Greece	1.6
Hong Kong	1.0
Italy	0.7
Japan	1.5
Netherlands	1.6
New Zealand	0.5
Norway	1.0
Singapore	1.1
Spain	2.7
United Kingdom	4.4
United States	77.4
Other	1.3

Total	100%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. [cont]

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Utilities Growth and Income Fund

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006